Inventories, net	12 Months Ended
Dec. 31, 2020
Inventories, net
Inventories, net

8.           Inventories, net

	2020	2019
Crude oil	1,719,426	1,965,022
Fuels and petrochemicals	1,407,297	1,876,247
Materials for the production of goods	1,927,237	1,816,830
	5,053,960	5,658,099

The following are the changes of the allowances for losses for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Opening balance	(131,526)	(86,938)	(194,507)
(Additions) reversals, net	(9,748)	(44,191)	115,778
Foreign currency translation	(122)	371	(9,717)
Effect of change of control in subsidiaries (Note 28)	20,075	-	-
Uses, transfers and reclassifications (1)	11,772	(768)	1,508
Closing balance	(109,549)	(131,526)	(86,938)

(1)	It mainly includes the update of the provision in joint operations.

Crude oil, fuel and petrochemicals inventories are adjusted to the lowest between the cost and the net realizable value, as a result of fluctuations in international crude oil prices. The amount recorded for this in 2020 was COP$9,017 (2019 - COP$9,759).